Pension Plans - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost in next fiscal year	$ 14	¥ 1,166
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost in next fiscal year	18	1,496
Estimated portions of net transition obligation that will be recognized as a component of net pension cost in next fiscal year	1	56
Accumulated benefit obligations for all defined benefit pension plans	691	56,766	52,701
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	63	5,210	4,631
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	60	4,898	4,384
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	37	3,019	2,375
Portfolio of plans invested in equity securities	20.00%	20.00%	40.00%
Portfolio of plans invested in debt securities	50.00%	50.00%	40.00%
Portfolio of plans invested in alternative investments			10.00%
Portfolio of plans invested in other investment vehicles	30.00%	30.00%	10.00%
Expected pension plans contributions by Company and certain subsidiaries in next fiscal year	33	2,736
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	$ 17	¥ 1,409	¥ 1,578	¥ 1,305